Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$275,243,072.86	0.8682747	$255,974,547.93	0.8074907	$19,268,524.93
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$462,093,072.86	0.4809211	$442,824,547.93	0.4608675	$19,268,524.93

Weighted Avg. Coupon (WAC)	5.18%		5.18%
Weighted Avg. Remaining Maturity (WARM)	41.13		40.26
Pool Receivables Balance	$564,121,436.63		$540,201,240.37
Remaining Number of Receivables	48,395		47,505

Adjusted Pool Balance	$553,620,744.00		$530,264,956.21

III. COLLECTIONS

Principal:
Principal Collections	$22,795,989.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$821,589.45
Total Principal Collections	$23,617,579.34

Interest:
Interest Collections	$2,494,696.10
Late Fees & Other Charges	$54,545.83
Interest on Repurchase Principal	$-
Total Interest Collections	$2,549,241.93

Collection Account Interest	$3,818.82
Reserve Account Interest	$968.34
Servicer Advances	$-

Total Collections	$26,171,608.43

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$26,171,608.43
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$26,171,608.43
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$470,101.20		$470,101.20	$470,101.20
Collection Account Interest					$3,818.82
Late Fees & Other Charges					$54,545.83
Total due to Servicer					$528,465.85

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$344,053.84		$344,053.84
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$725,539.26		$725,539.26	$725,539.26

Available Funds Remaining:					$24,917,603.32

3. Principal Distribution Amount:					$19,268,524.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,268,524.93
Class A-4 Notes				$-
Class A Notes Total:		19,268,524.93		$19,268,524.93
Total Noteholders Principal				$19,268,524.93

4. Available Amounts Remaining to reserve account					5,649,078.39

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,649,078.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,500,692.63
Beginning Period Amount	$10,500,692.63
Current Period Amortization	$564,408.47
Ending Period Required Amount	$9,936,284.16
Ending Period Amount	$9,936,284.16
Next Distribution Date Required Amount	$9,391,534.40

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$5,649,078.39
Current Period Release to Depositor	$5,649,078.39
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$91,527,671.14	$87,440,408.28	$87,440,408.28
Overcollateralization as a % of Adjusted Pool		16.53%	16.49%	16.49%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	46,696	97.90%	$528,880,641.67
30 - 60 Days	1.28%	608	1.56%	$8,417,407.49
61 - 90 Days	0.35%	166	0.44%	$2,390,774.83
91 + Days	0.07%	35	0.09%	$512,416.38
		47,505		$540,201,240.37
Total
Delinquent Receivables 61 + days past due	0.42%	201	0.54%	$2,903,191.21
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.50%	241	0.62%	$3,484,404.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	195	0.49%	$2,864,074.57
Three-Month Average Delinquency Ratio	0.44%		0.55%

Repossession in Current Period		73		$927,976.38
Repossession Inventory		81		$633,736.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,124,206.37
Recoveries				$(821,589.45)
Net Charge-offs for Current Period				$302,616.92

Beginning Pool Balance for Current Period				$564,121,436.63

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				1.01%
Net Loss Ratio for 2nd Preceding Collection Period				0.95%
Three-Month Average Net Loss Ratio for Current Period				0.87%

Cumulative Net Losses for All Periods				$8,731,304.17
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$2,473,476.27
Number of Extensions				161

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